Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	Feb. 22, 2024	Jan. 22, 2024	Jan. 17, 2024
Subsequent Event [Line Items]
Trust account		$ 60,000	$ 2,369,636
Share price (in Dollars per share)			$ 11.71
Promissory note		360,000
Deposit		$ 360,000
Advance	$ 1,000,000
Working capital	415,000
Class A Common Stock [Member]
Subsequent Event [Line Items]
Common stock issued (in Shares)			202,360
Common stock, par value (in Dollars per share)		$ 0.0001
Sponsor [Member]
Subsequent Event [Line Items]
Promissory note	1,000,000
Deposit	$ 60,000